Share-based payments - Summary of performance share plans (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,903,449	2,903,449	3,376,072	3,376,072
Number of non-vested shares, awarded (in shares)	562,747	562,747	518,950	518,950
Number of non-vested shares, forfeited (in shares)	(166,376)	(166,376)	(9,973)	(9,973)
Number of non-vested shares, failed performance conditions (in shares)	0	0	(326,522)	(326,522)
Number of non-vested shares, vested (in shares)	(703,009)	(703,009)	(655,078)	(655,078)
Number of non-vested shares, ending balance (in shares)	2,596,811	2,596,811	2,903,449	2,903,449
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 24.36		£ 24.26
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	28.40		25.60
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	27.94		31.68
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	0		32.83
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	26.84		20.49
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 24.34		£ 24.36
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	767,439	767,439	632,533	632,533
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	181,492	181,492	230,006	230,006
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 59.21		£ 54.96
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 58.36		£ 54.67
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,040,240	1,040,240	1,276,694	1,276,694
Number of non-vested shares, awarded (in shares)	287,714	287,714	256,508	256,508
Number of non-vested shares, forfeited (in shares)	(28,789)	(28,789)	(38,733)	(38,733)
Number of non-vested shares, failed performance conditions (in shares)	0	0	(149,788)	(149,788)
Number of non-vested shares, vested (in shares)	(287,973)	(287,973)	(304,441)	(304,441)
Number of non-vested shares, ending balance (in shares)	1,011,192	1,011,192	1,040,240	1,040,240
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 52.51		$ 50.46
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		61.66		51.21
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		51.91		51.09
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		0		61.40
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		53.88		38.68
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 54.74		$ 52.51
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	238,405	238,405	247,216	247,216
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	140,690	140,690	140,479	140,479
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 122.58		$ 115.25
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 123.40		$ 115.35